UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Allowance For Doubtful Accounts And Financing Receivable Current	¥ 26,590	$ 3,970	¥ 37,690
Accounts payable	19,190	2,865	18,292
Deferred revenue and customer deposits	85,481	12,762	80,405
Accrued liabilities and other current liabilities	78,240	11,681	85,305
Amount due to related parties	66	10	54
Other non-current liabilities	2,734	408	2,607
Deferred revenue	¥ 8,027	$ 1,198	¥ 3,845
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	62,215,467	62,215,467	62,036,273
Common shares, shares outstanding	62,215,467	62,215,467	62,036,273
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Accounts payable	¥ 18,214	$ 2,719	¥ 17,529
Deferred revenue and customer deposits	124,462	18,582	115,900
Accrued liabilities and other current liabilities	64,642	9,651	64,527
Amount due to related parties	66	10	54
Other non-current liabilities	511	75	560
Deferred revenue	5,677	848	569
Deferred tax liabilities	¥ 5,097	$ 761	¥ 0